UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2614

Fidelity Exchange Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity®

Exchange

Fund

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period * January 1, 2006 to June 30, 2006
Actual	$ 1,000.00	$ 1,035.40	$ 2.98 A
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.87	$ 2.96 A

* Expenses are equal to the Fund's annualized expense ratio of .59%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

A If changes to voluntary expense limitations, effective September 1, 2006 had been in effect during the entire period, the annualized expense ratio would have been .50% and the expenses paid in the actual and hypothetical examples above would have been $2.52 and $2.51, respectively.

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	6.0	6.4
Procter & Gamble Co.	5.7	5.9
Exxon Mobil Corp.	5.1	4.8
Hewlett-Packard Co.	4.3	3.8
American Express Co.	4.3	4.3
Johnson & Johnson	3.7	3.7
Coach, Inc.	3.4	5.2
McGraw-Hill Companies, Inc.	3.3	3.3
McDonald's Corp.	2.9	2.9
Schlumberger Ltd. (NY Shares)	2.9	2.1
	41.6
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	15.4	16.2
Consumer Discretionary	14.9	17.3
Industrials	14.4	14.4
Financials	13.2	13.5
Consumer Staples	12.7	12.8
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Stocks 96.0%		Stocks 97.7%
	Short-Term Investments and Net Other Assets 4.0%		Short-Term Investments and Net Other Assets 2.3%
* Foreign investments	3.9%	** Foreign investments	3.0%

Semiannual Report

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.9%
Automobiles - 0.2%
General Motors Corp.	11,551	$ 344,104
Hotels, Restaurants & Leisure - 2.9%
McDonald's Corp.	201,170	6,759,312
Household Durables - 0.5%
The Stanley Works	23,948	1,130,825
Media - 7.6%
CBS Corp. Class B	9,520	257,516
Gannett Co., Inc.	51,737	2,893,650
McGraw-Hill Companies, Inc.	150,958	7,582,620
News Corp. Class A	3,612	69,278
The DIRECTV Group, Inc. (a)	16,147	266,426
The McClatchy Co. Class A	60	2,407
The Walt Disney Co.	164,487	4,934,610
Tribune Co.	36,286	1,176,755
Viacom, Inc. Class B (non-vtg.) (a)	9,520	341,197
		17,524,459
Multiline Retail - 0.3%
Federated Department Stores, Inc.	17,076	624,982
Textiles, Apparel & Luxury Goods - 3.4%
Coach, Inc. (a)	261,492	7,818,611
TOTAL CONSUMER DISCRETIONARY		34,202,293
CONSUMER STAPLES - 12.7%
Beverages - 2.6%
Anheuser-Busch Companies, Inc.	61,967	2,825,076
The Coca-Cola Co.	72,998	3,140,374
		5,965,450
Food & Staples Retailing - 0.3%
SUPERVALU, Inc.	22,367	686,667
Food Products - 0.1%
General Mills, Inc.	4,999	258,248
Household Products - 7.4%
Colgate-Palmolive Co.	65,295	3,911,171
Procter & Gamble Co.	233,973	13,008,899
		16,920,070
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Tobacco - 2.3%
Altria Group, Inc.	72,270	$ 5,306,786
TOTAL CONSUMER STAPLES		29,137,221
ENERGY - 12.1%
Energy Equipment & Services - 3.2%
Schlumberger Ltd. (NY Shares)	101,096	6,582,361
Transocean, Inc. (a)	9,870	792,758
		7,375,119
Oil, Gas & Consumable Fuels - 8.9%
Chevron Corp.	87,280	5,416,597
Exxon Mobil Corp.	192,294	11,797,237
Kerr-McGee Corp.	14,506	1,005,991
Royal Dutch Shell PLC Class A sponsored ADR	33,010	2,211,010
		20,430,835
TOTAL ENERGY		27,805,954
FINANCIALS - 13.2%
Capital Markets - 2.6%
Ameriprise Financial, Inc.	39,100	1,746,597
Lehman Brothers Holdings, Inc.	63,198	4,117,350
		5,863,947
Consumer Finance - 4.3%
American Express Co.	183,503	9,766,030
Diversified Financial Services - 3.0%
Citigroup, Inc.	109,805	5,296,993
JPMorgan Chase & Co.	39,181	1,645,602
		6,942,595
Insurance - 3.3%
Berkshire Hathaway, Inc. Class B (a)	1,905	5,796,915
The St. Paul Travelers Companies, Inc.	7,061	314,779
Torchmark Corp.	24,360	1,479,139
		7,590,833
TOTAL FINANCIALS		30,163,405
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 15.4%
Health Care Equipment & Supplies - 3.6%
Becton, Dickinson & Co.	84,290	$ 5,152,648
Boston Scientific Corp. (a)	136,379	2,296,622
Zimmer Holdings, Inc. (a)	11,487	651,543
		8,100,813
Pharmaceuticals - 11.8%
Bristol-Myers Squibb Co.	138,035	3,569,585
Eli Lilly & Co.	30,231	1,670,867
Johnson & Johnson	142,669	8,548,726
Merck & Co., Inc.	59,161	2,155,235
Pfizer, Inc.	172,694	4,053,128
Schering-Plough Corp.	132,858	2,528,288
Wyeth	102,174	4,537,547
		27,063,376
TOTAL HEALTH CARE		35,164,189
INDUSTRIALS - 14.4%
Aerospace & Defense - 2.9%
Raytheon Co.	35,600	1,586,692
United Technologies Corp.	80,328	5,094,402
		6,681,094
Commercial Services & Supplies - 0.5%
Waste Management, Inc.	33,125	1,188,525
Industrial Conglomerates - 7.9%
3M Co.	52,960	4,277,579
General Electric Co.	415,559	13,696,824
		17,974,403
Machinery - 2.4%
Parker Hannifin Corp.	42,828	3,323,453
SPX Corp.	40,291	2,254,281
		5,577,734
Road & Rail - 0.7%
Union Pacific Corp.	17,560	1,632,378
TOTAL INDUSTRIALS		33,054,134
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.7%
Motorola, Inc.	194,748	3,924,172
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 5.5%
Hewlett-Packard Co.	313,392	$ 9,928,259
International Business Machines Corp.	33,898	2,604,044
		12,532,303
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	61,373	1,936,932
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. Class B (a)	21,503	632,188
Software - 0.9%
Microsoft Corp.	90,290	2,103,757
TOTAL INFORMATION TECHNOLOGY		21,129,352
MATERIALS - 3.0%
Chemicals - 3.0%
Air Products & Chemicals, Inc.	84,853	5,423,804
Cabot Corp.	37,691	1,301,093
Tronox, Inc. Class B	1,462	19,255
		6,744,152
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.1%
Embarq Corp. (a)	5,510	225,855
Wireless Telecommunication Services - 1.0%
ALLTEL Corp.	1,756	112,085
Sprint Nextel Corp.	110,210	2,203,098
		2,315,183
TOTAL TELECOMMUNICATION SERVICES		2,541,038
TOTAL COMMON STOCKS (Cost $25,407,782)		219,941,738
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 5.11% (b) (Cost $8,970,068)	8,970,068	8,970,068
Cash Equivalents - 0.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.54%, dated 6/30/06 due 7/3/06) (Cost $26,000)	$ 26,010	$ 26,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $34,403,850)		228,937,806
NET OTHER ASSETS - 0.1%		224,967
NET ASSETS - 100%		$ 229,162,773
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 163,549

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $26,000) - See accompanying schedule: Unaffiliated issuers (cost $25,433,782)	$ 219,967,738
Affiliated Central Funds (cost $8,970,068)	8,970,068
Total Investments (cost $34,403,850)		$ 228,937,806
Cash		969
Dividends receivable		319,764
Interest receivable		37,691
Prepaid expenses		462
Total assets		229,296,692

Liabilities
Payable for fund shares redeemed	$ 20
Accrued management fee	78,513
Transfer agent fee payable	18,643
Other affiliated payables	7,995
Other payables and accrued expenses	28,748
Total liabilities		133,919

Net Assets		$ 229,162,773
Net Assets consist of:
Paid in capital		$ 15,438,205
Undistributed net investment income		274,360
Accumulated undistributed net realized gain (loss) on investments		18,916,252
Net unrealized appreciation (depreciation) on investments		194,533,956
Net Assets, for 805,783 shares outstanding		$ 229,162,773
Net Asset Value, offering price and redemption price per share ($229,162,773 ÷ 805,783 shares)		$ 284.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 2,024,091
Interest		555
Income from affiliated Central Funds		163,549
Total income		2,188,195

Expenses
Management fee	$ 585,230
Transfer agent fees	115,403
Accounting fees and expenses	44,904
Independent trustees' compensation	522
Custodian fees and expenses	4,445
Audit	24,889
Legal	12,111
Miscellaneous	4,602
Total expenses before reductions	792,106
Expense reductions	(89,424)	702,682
Net investment income (loss)		1,485,513
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities:
Unaffiliated issuers		18,916,252
Change in net unrealized appreciation (depreciation) on investment securities		(11,906,314)
Net gain (loss)		7,009,938
Net increase (decrease) in net assets resulting from operations		$ 8,495,451

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,485,513	$ 2,946,909
Net realized gain (loss)	18,916,252	12,396,842
Change in net unrealized appreciation (depreciation)	(11,906,314)	(4,359,653)
Net increase (decrease) in net assets resulting from operations	8,495,451	10,984,098
Distributions to shareholders from net investment income	(1,210,135)	(2,861,702)
Distributions to shareholders from net realized gain	-	(1,481,107)
Total distributions	(1,210,135)	(4,342,809)
Share Transactions
Reinvestment of distributions	269,014	1,138,861
Cost of shares redeemed	(12,908,832)	(12,001,015)
Net increase (decrease) in net assets resulting from share transactions	(12,639,818)	(10,862,154)
Total increase (decrease) in net assets	(5,354,502)	(4,220,865)

Net Assets
Beginning of period	234,517,275	238,738,140
End of period (including undistributed net investment income of $274,360 and undistributed net investment income of $135,332, respectively)	$ 229,162,773	$ 234,517,275
Other Information
Shares
Issued in reinvestment of distributions	934	4,108
Redeemed	(44,511)	(44,422)
Net increase (decrease)	(43,577)	(40,314)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 276.11	$ 268.34	$ 243.65	$ 194.87	$ 237.91	$ 266.90
Income from Investment Operations
Net investment income (loss) D	1.79	3.42	3.00	2.54	2.28	2.24
Net realized and unrealized gain (loss)	8.00	9.45	24.74	48.86	(42.97)	(28.98)
Total from investment operations	9.79	12.87	27.74	51.40	(40.69)	(26.74)
Distributions from net investment income	(1.50)	(3.35)	(3.05)	(2.62)	(2.35)	(2.25)
Distributions from net realized gain	-	(1.75)	-	-	-	-
Total distributions	(1.50)	(5.10)	(3.05)	(2.62)	(2.35)	(2.25)
Net asset value, end of period	$ 284.40	$ 276.11	$ 268.34	$ 243.65	$ 194.87	$ 237.91
Total Return B, C	3.54%	4.80%	11.42%	26.46%	(17.15)%	(10.05)%
Ratios to Average Net Assets E
Expenses before reductions	.66% A	.66%	.63%	.64%	.64%	.63%
Expenses net of fee waivers, if any	.59% A	.58%	.63%	.64%	.64%	.63%
Expenses net of all reductions	.59% A	.58%	.63%	.64%	.64%	.62%
Net investment income (loss)	1.24% A	1.26%	1.20%	1.20%	1.05%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 229,163	$ 234,517	$ 238,738	$ 238,095	$ 207,488	$ 279,823
Portfolio turnover rate	3% A	0%	0%	0%	0%	3%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Exchange Fund (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue 10 million shares. Shares of the Fund are not currently available for purchase. The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in kind, and deferred trustees compensation.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 197,736,527
Unrealized depreciation	(3,202,571)
Net unrealized appreciation (depreciation)	$ 194,533,956
Cost for federal income tax purposes	$ 34,403,850

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Semiannual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Securities delivered on an in-kind basis aggregated $12,866,139. Realized gain (loss) of $12,423,846 on securities delivered on an in-kind basis is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund. Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,064,012 and $6,501,219, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services.

On May 17, 2006, shareholders approved an amendment to the management contract effective June 1, 2006. Under the amended contract the management fee is composed of an individual fund fee rate and a group fee rate. The individual fund fee rate is based on an annual rate of .15% of the Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The group fee rate was .27% as of June 30, 2006. Under the amended contract the Fund pays all of its other operating expenses. FMR no longer pays the fees associated with pricing and bookkeeping and administration of the Fund's securities lending program. In addition, the amended contract eliminated the 1.00% contractual expense limitation.

Prior to June 1, 2006, the Fund paid a monthly management fee equal to an annual rate of 6/10 of 1% of the Fund's average net assets. In addition, FMR provided portfolio accounting and bookkeeping services to the Fund and determined the net asset value per share of the Fund. The management fee was subject to a reduction to the extent that the monthly average net assets of all mutual funds advised by FMR exceeded $4 billion in any month. The management fee payable by the Fund on its portion of the excess was reduced by 10%.

FMR had voluntarily agreed to waive a portion of the Fund's management fee by charging the lesser of (i) the management fee discussed above (which included fees associated

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

with pricing and bookkeeping and administration of the Fund's securities lending program), or (ii) a management fee calculated by adding a group fee rate to an individual fund fee rate of 0.15% of the Fund's average net assets and then adding fees associated with pricing and bookkeeping and administration of the Fund's securities lending program.

For the period ended June 30, 2006, the total management fees paid by the Fund to FMR were $585,230 and the amount of waivers reducing management fees for the Fund were $87,362.

For the period, the Fund's annualized management fee rate, net of voluntary waivers, was .42% of average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .10% of average net assets.

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Expense Reductions.

Through arrangements with the Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's transfer agent expenses by $2,062.

Effective September 1, 2006, FMR voluntarily agrees to reimburse the Fund to the extent annual operating expenses exceed .50% of average net assets.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 17, 2006. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	133,467,492.45	97.080
Withheld	4,014,777.08	2.920
TOTAL	137,482,269.53	100.000
Albert R. Gamper, Jr.
Affirmative	133,467,492.45	97.080
Withheld	4,014,777.08	2.920
TOTAL	137,482,269.53	100.000
Robert M. Gates
Affirmative	133,467,492.45	97.080
Withheld	4,014,777.08	2.920
TOTAL	137,482,269.53	100.000
George H. Heilmeier
Affirmative	133,289,375.00	96.950
Withheld	4,192,894.53	3.050
TOTAL	137,482,269.53	100.000
Edward C. Johnson 3d
Affirmative	133,289,375.00	96.950
Withheld	4,192,894.53	3.050
TOTAL	137,482,269.53	100.000
Stephen P. Jonas
Affirmative	133,467,492.45	97.080
Withheld	4,014,777.08	2.920
TOTAL	137,482,269.53	100.000
James H. KeyesB
Affirmative	133,335,516.45	96.984
Withheld	4,146,753.08	3.016
TOTAL	137,482,269.53	100.000
Marie L. Knowles
Affirmative	133,467,492.45	97.080
Withheld	4,014,777.08	2.920
TOTAL	137,482,269.53	100.000
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	132,444,471.98	96.336
Withheld	5,037,797.55	3.664
TOTAL	137,482,269.53	100.000
William O. McCoy
Affirmative	133,289,375.00	96.950
Withheld	4,192,894.53	3.050
TOTAL	137,482,269.53	100.000
Robert L. Reynolds
Affirmative	133,467,492.45	97.080
Withheld	4,014,777.08	2.920
TOTAL	137,482,269.53	100.000
Cornelia M. Small
Affirmative	133,467,492.45	97.080
Withheld	4,014,777.08	2.920
TOTAL	137,482,269.53	100.000
William S. Stavropoulos
Affirmative	133,289,375.00	96.950
Withheld	4,192,894.53	3.050
TOTAL	137,482,269.53	100.000
Kenneth L. Wolfe
Affirmative	133,289,375.00	96.950
Withheld	4,192,894.53	3.050
TOTAL	137,482,269.53	100.000
PROPOSAL 2
To approve an amended management contract for the fundA
Affirmative	126,245,976.89	91.827
Against	7,660,834.92	5.572
Abstain	2,292,357.72	1.668
Broker Non-Votes	1,283,100.00	0.933
TOTAL	137,482,269.53	100.000
A Denotes trust-wide proposal and voting results. B Effective on or about January 1, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Exchange Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EXC-USAN-0806
1.788746.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Exchange Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Exchange Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Exchange Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 17, 2006